WARRANTS (Details 2) (Fair Value, Inputs, Level 2 [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 2 [Member]
Warrants [Line Items]
Beginning balance	$ 374,166	$ 96,469	$ 318,109
Warrants issued	0	97,505	0
Fair value change of the issued warrants included in earnings	346,691	180,192	(221,640)
Ending balance	$ 720,857	$ 374,166	$ 96,469